EMPLOYEE BENEFITS (Details 18) - Post Employment Healthcare Benefits [Member] R$ in Thousands	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Year 1	R$ 57,627
Year 2	54,710
Year 3	51,820
Year 4	48,925
Year 5	46,015
Next 5 years	187,093
Total forecast payments	R$ 446,190